Accrued Expenses and Other Liabilities (Tables)	12 Months Ended
Dec. 31, 2023
Accrued Expenses and Other Liabilities [Abstract]
Schedule of Accrued Expenses and Other Current Liabilities	Accrued expenses and other current liabilities consisted of the following:
	As of December 31, 2023	As of December 31, 2022

Rental and freight logistics deposits received	$4,286	$3,498
Payables for long-term assets	1,326	1,360
Government subsidies	1,070	1,467
Contract liabilities	1,040	1,142
Cash collected on behalf of the customers (a)	81	181
Service payables	4	12
Contingent liability	169	258
Consideration deposit received from a third party (b)	2,824	-
Advance from third party (b)	7,201	-
Others	253	503
Total	$18,254	$8,421
Less: accrued expenses and other current liabilities	(16,258)	(6,551)
Other non-current liabilities	$1,996	$1,870
(a)	The Company collects the goods considerations from the recipients after they deliver the goods to the determined locations on behalf of the customers, and will pay to the customers on a regular basis.

(b)

On September 26, 2023, the Company entered into a shareholder agreement with a third party. Pursuant to the agreement: (i) the Company will develop the land together with the third party through SF Smart as a project management company. (ii) the third party will obtain 51% equity interest in Pingtan SF for a consideration of approximately $7.2 million (RMB51.0 million). (iii) the third party and the Company will advance approximately $7.2 million (RMB51.0 million) and $6.9 million (RMB49.0 million) to SF Smart, respectively, these advances are due on demand, with interest rate at the loan prime rate for one-year of the People’s Bank of China. As of December 31, 2023, the Company received the advance from this third party in full of approximately $7.2 million (RMB51.0 million) and the consideration deposit of approximately $2.8 million (approximately RMB20.0 million) for the equity interest. Subsequently on January 12, 2024, the Company received the remaining equity consideration approximately $4.4 million (RM31.0 million) from the third party. The transaction was completed on March 13, 2024.